Preferred Stock (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 16, 2020 shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 15, 2020 USD ($)
Detail of Preferred Stock [Abstract]
Preferred stock shares authorized and designated | shares			9,251,728	9,586,770
ESOP liquidation preference per share (in dollars per share) | $ / shares			$ 0	$ 0
ESOP shares authorized and designated | shares			1,071,418	1,406,460
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			7,492,169	9,377,216
Voting rights			If issued, preference shares would be limited to one vote per share
Carrying value			$ 21,549	$ 23,214
Discount			$ 1,024	$ 1,244
ESOP shares issued and outstanding | shares			1,071,418	1,406,460
ESOP liquidation preference value			$ 1,072	$ 1,407
ESOP carrying value			1,072	1,407
ESOP discount			0	0
Preferred stock, par or stated value			$ 22,573	$ 24,458
Preferred stock, no voting rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value			$ 0
Preferred stock, voting rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			4,000,000
Number of votes per share | vote			1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			0
Preferred stock, par or stated value			$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 10	$ 10
Preferred stock shares authorized and designated | shares			97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			96,546	96,546
Preferred stock, liquidation preference, value			$ 0	$ 0
Carrying value			0	0
Discount			$ 0	$ 0
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend payment rate, variable			the greater of three-month LIBOR plus 0.93% and 5.56975%	the greater of three-month LIBOR plus 0.93% and 5.56975%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 100,000	$ 100,000
Preferred stock shares authorized and designated | shares			25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,010	25,010
Preferred stock, liquidation preference, value			$ 2,501	$ 2,501
Carrying value			2,501	2,501
Discount			$ 0	$ 0
Series K - Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares | shares		1,550,000
Detail of Preferred Stock [Abstract]
Preferred stock, dividend payment rate, variable			three-month LIBOR plus 3.77%	three-month LIBOR plus 3.77%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred stock shares authorized and designated | shares			3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			1,802,000	3,352,000
Preferred stock, liquidation preference, value			$ 1,802	$ 3,352
Carrying value			1,546	2,876
Discount			$ 256	$ 476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Class of Stock [Line Items]
Number Of Common Stock Shares Per Preferred Share | $ / shares			$ 6.3814
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			7.50%	7.50%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred stock shares authorized and designated | shares			4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			3,967,995	3,968,000
Preferred stock, liquidation preference, value			$ 3,968	$ 3,968
Carrying value			3,200	3,200
Discount			$ 768	$ 768
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.20%	5.20%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			30,000	30,000
Preferred stock, liquidation preference, value			$ 750	$ 750
Carrying value			750	750
Discount			$ 0	$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.125%	5.125%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			26,000	26,000
Preferred stock, liquidation preference, value			$ 650	$ 650
Carrying value			650	650
Discount			$ 0	$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.25%	5.25%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,000	25,000
Preferred stock, liquidation preference, value			$ 625	$ 625
Carrying value			625	625
Discount			$ 0	$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.85%	5.85%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			69,000	69,000
Preferred stock, liquidation preference, value			$ 1,725	$ 1,725
Carrying value			1,725	1,725
Discount			$ 0	$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			6.625%	6.625%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			33,600	33,600
Preferred stock, liquidation preference, value			$ 840	$ 840
Carrying value			840	840
Discount			$ 0	$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.90%	5.90%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	80,000
Preferred stock, liquidation preference, value			$ 2,000	$ 2,000
Carrying value			2,000	2,000
Discount			$ 0	$ 0
Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			6.00%	6.00%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			32,200	32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			32,000	32,000
Preferred stock, liquidation preference, value			$ 800	$ 800
Carrying value			800	800
Discount			$ 0	$ 0
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.875%	5.875%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	80,000
Preferred stock, liquidation preference, value			$ 2,000	$ 2,000
Carrying value			2,000	2,000
Discount			$ 0	$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			6.00%	6.00%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			40,000	40,000
Preferred stock, liquidation preference, value			$ 1,000	$ 1,000
Carrying value			1,000	1,000
Discount			$ 0	$ 0
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.70%	5.70%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			40,000	40,000
Preferred stock, liquidation preference, value			$ 1,000	$ 1,000
Carrying value			1,000	1,000
Discount			$ 0	$ 0
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.50%	5.50%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			46,000	46,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			46,000	46,000
Preferred stock, liquidation preference, value			$ 1,150	$ 1,150
Carrying value			1,150	1,150
Discount			$ 0	$ 0
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)			5.625%	5.625%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred stock shares authorized and designated | shares			27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			27,600	27,600
Preferred stock, liquidation preference, value			$ 690	$ 690
Carrying value			690	690
Discount			$ 0	$ 0
Subsequent Event [Member] | Series K - Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares | shares	1,802,000
Subsequent Event [Member] | Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares | shares	26,720
Subsequent Event [Member] | Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value					$ 2,000